6 Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2019
Bonds And Securities [Abstract]
Bonds and Securities

The Company hold securities that yield variable interest rates. The term of these securities ranges from 1 to 52 months from the end of the reporting period.

Category	Index	12.31.2019	12.31.2018
Quotas in Funds (a)	CDI	225,804	286,855

Bank Deposit Certificates - CDB	95.0% to 101% of CDI	50,216	50,629
Committed Operation	96.5% to 100% of CDI	3,632	6,116
National Treasury Bills - LTN	CDI	1,696	-
Financial Treasury Bonds - LFT	Selic	733	696
		282,081	344,296
	Current	3,112	124,862
	Noncurrent	278,969	219,434
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.